ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended			12 Months Ended		1 Months Ended
	Jan. 07, 2014	Dec. 27, 2013	Nov. 20, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Jan. 31, 2015	Sep. 27, 2013
Accounting Policies [Line Items]
Stockholders Equity, Reverse Stock Split			1-for-50	1-for-50
Common Stock Shares Authorized				50,000,000	50,000,000
Preferred Stock, Shares Authorized				5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001
Research and Development in Process				$ 1,500,000
Research and Development Expense, Total				7,787,384	5,197,178
Number of Rights Offer for each Share as per Merger Agreement				2.07
Cash, Cash Equivalents, and Marketable Securities				8,000,000	2,100,000
Proceeds From Development Fee	12,500,000	12,500,000
Goodwill, Impairment Loss				0	1,919,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				5,308,581	5,220,800
Comprehensive Income (Loss), Net of Tax, Attributable to Parent				(6,215,612)	(8,871,109)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax				980	20,815
Amortization of Intangible Assets				10,733	11,052
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months				49,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two				49,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three				49,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four				49,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five				49,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					3,176,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					1,257,000
Warrant [Member]
Accounting Policies [Line Items]
Common Stock Issued to Certain Warrant Holders for Cancellation of Certain Warrants				59,546
Common Stock [Member]
Accounting Policies [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax				0	0
Common Stock [Member] | Subsequent Event [Member] | Investor [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues						1,658,822	2,839,045
Sale of Stock, Price Per Share						$ 4.25	$ 3.523
Stock Issued During Period, Value, New Issues						$ 7,050,000	$ 10,000,000
Capricor stockholders [Member]
Accounting Policies [Line Items]
Percentage of Holding on Common Stock Effective After Consummation of Merger on Fully Dilutive Basis			90.00%
Nile stockholders [Member]
Accounting Policies [Line Items]
Percentage of Holding on Common Stock Effective After Consummation of Merger on Fully Dilutive Basis			10.00%
Merger [Member]
Accounting Policies [Line Items]
Common Stock Shares Authorized				50,000,000				100,000,000
Preferred Stock, Shares Authorized				5,000,000				10,000,000
Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				7 years
Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				5 years